Cover	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40488
Entity Registrant Name	MOLECULAR PARTNERS AG
Entity Incorporation, State or Country Code	V8
Entity Address, Address Line One	Wagistrasse 14
Entity Address, Postal Zip Code	8952
Entity Address, City or Town	Zurich-Schlieren
Entity Address, Country	CH
Title of 12(b) Security	Ordinary shares, CHF 0.10 nominal value per shares
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	36,354,297
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Central Index Key	0001745114
No Trading Symbol Flag	true
American depositary shares (each representing one ordinary share, CHF 0.10 nominal value per share)
Document Information [Line Items]
Title of 12(b) Security	American depositary shares (each representingone ordinary share, CHF 0.10 nominal value per share)
Trading Symbol	MOLN
Security Exchange Name	NASDAQ
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Wagistrasse 14
Entity Address, Postal Zip Code	8952
Entity Address, City or Town	Zurich-Schlieren
Entity Address, Country	CH
Contact Personnel Name	Patrick Amstutz
City Area Code	41
Local Phone Number	44 755 77 00